SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SHORT-TERM INVESTMENTS.
Structured bank financial products	¥ 220,877		¥ 362,195
Time deposit	2,870,979		0
Total short-term investments	¥ 3,091,856	$ 442,130	¥ 362,195